Consolidated Condensed Statements of Cash Flows - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016 [1]
Cash flows from operating activities:
Net loss	$ (5,362,060)	$ (2,375,483)		$ (6,539,566)		$ (2,061,983)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of debt discount	56,236					17,607
Bad debt expense	16,476	(10,378)		(88,783)		425,155
Gain on settlement of accounts payable	(25,738)
Gain on settlement of derivative liabilities	(103,560)
Change in allowance for sales returns and volume rebate	113,784	134,519		407,655		53,031
Change in inventory reserve	(81,521)	(6,577)		134,200		13,610
Change in fair value of derivative liability	1,156,518			(861,302)
Stock compensation expense	1,110,644	84,531		4,344,429		464,321
Depreciation and amortization	381,638	374,910		747,208		353,386
Loss on disposal of other assets				7,108
Debt extension fees through increased principal for Skyview Note						350,000
Gain on settlement of debt	(129,298)			(276,026)
Changes in operating assets and liabilities:
Accounts receivable - trade	(1,578,356)	(344,086)		(464,657)		(909,466)
Inventories	1,872,318	1,653,458		(596,653)		2,654,058
Prepaid expenses and other current assets	(1,573,177)	(741,348)		78,679		324,807
Other assets		30,956
Accounts payable and accrued expenses	260,882	(199,782)		(985,986)		(8,621)
Accounts payable and accrued expenses - related parties	719,081	1,488,480		2,137,661		637,681
Warranty reserve	132,147	85,794
Deferred revenues	591,573	55,851		614,337		4,358
Other short-term liabilities		(1,719)		(1,686)		(8,346)
Accrued interest on long-term debt - related parties		78,684				60,785
Net cash (used in) provided by operating activities	(2,313,115)	307,810		(1,343,382)		2,370,383
Cash flows from investing activities:
Cash receipts from acquisitions	1,278,065					357,573
Cash paid for acquisitions	(410,138)
Payment made for purchase of intangible assets				(10,001)
Proceeds from sale of property and equipment and other assets						9,033
Net cash provided by investing activities	867,927			(10,001)		366,606
Cash flows from financing activities:
Proceeds from short-term debt	10,512,486			10,214,673		6,701,590
Proceeds from convertible note payable		1,000,000
Principal payments on short-term debt	(9,683,181)	(720,291)		(12,143,023)		(10,580,414)
Principal payments on short-term debt-related party		(195,000)		(822,550)
Proceeds from issuance of common stock	420,000			5,678,609		1,218,907
Proceeds from issuance of common stock upon exercise of options	3			29
Proceeds from short-term debt - related parties						239,000
Principal payments on convertible debt - related party						(60,000)
Proceeds from subscriptions receivable						1,750
Distributions to the member of Mimio						(814,625)
Net cash provided by financing activities	1,249,308	84,709		2,927,738		(3,293,792)
Effect of foreign currency exchange rates	(15,421)	(24,449)		(20,532)		19,202
Net decrease in cash and cash equivalents	(211,301)	368,070		1,553,823		(537,601)
Cash and cash equivalents, beginning of the period	2,010,325	456,502	[1]	456,502	[1]	994,103
Cash and cash equivalents, end of the period	1,799,024	824,572		2,010,325		456,502
Supplemental cash flow disclosures:
Cash paid for interest	289,174	136,366		518,106		748,261
Cash paid for income taxes
Non-cash investment and financing transactions:
Shares issued as consideration for the acquisition of Cohuborate	1,435,176
Shares, notes payable and earn-out liability issued as consideration the acquisition of Qwizdom	$ 1,894,570
Additional contribution from settlement of related party derivative liability	1,149,580
Issuance of Class A common shares to settle accounts payable - related parties		$ 1,500,000
Decrease in additional paid-in capital due to the acquisitions of Mimio and Genesis under common control						5,425,100
Intangibles and goodwill acquired through acquisitions of Mimio and Boxlight Group						10,887,060
Issuance of note payable and long-term convertible note payable to acquire Mimio						5,425,000
Issuance of Series A Preferred stock for the acquisition of Genesis				25
Issuance of Series B Preferred Stock for the acquisition of Genesis						100
Issuance of Series C Preferred Stock for the acquisition of Boxlight Group						8,243,297
Issuance of note payable to settle accounts payable						2,547,538
Derivative liabilities from issuance of warrants				2,718,554
Forgiveness of short-term debt related parties						222,370
Conversion of Series B and C Preferred Stock to common stock upon IPO				127
Conversion of convertible note payable related parties to common stock				4,140,127
Settlement of short-term debt through issuance of common stock						115,919
Settlement of accounts payable through issuance of common stock				1,787,119		120,910
Settlement of trademark liability				$ 250,000

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis